Acquisition costs and other expenditure (Tables)	12 Months Ended
Dec. 31, 2019
Acquisition costs and other expenditure
Schedule of segmental analysis of other interest expense and depreciation and amortisation

	Other interest expense			Depreciation and amortisation
	2019* $m	2018 $m	2017 $m	2019* $m	2018 $m	2017 $m
Asia operations:
Insurance	(13)	—	—	(641)	(482)	(446)
Asset management	–	—	—	(14)	(5)	(4)
US operations:
Insurance	(264)	(212)	(150)	901	(1,110)	26
Asset management	(2)	—	—	(4)	(8)	(8)
Total segment	(279)	(212)	(150)	242	(1,605)	(432)
Unallocated to a segment (other operations)	(27)	(38)	(50)	(30)	(3)	(3)
Total continuing operations	(306)	(250)	(200)	212	(1,608)	(435)

*In 2019,these amounts also include interest on lease liabilities of $20 million and depreciation on right-of-use assets of $141 million recognised under IFRS 16.

Schedule of average number of staff employed

	2019	2018	2017
Asia operations	14,471	16,798	15,477
US operations	4,014	4,285	4,564
Other operations*	519	676	660
Total continuing operations	19,004	21,759	20,701
Discontinued UK and Europe operations†	5,672	6,447	6,450
Total Group	24,676	28,206	27,151
*	The Other operations' staff numbers include staff from central operations and Africa which are unallocated to a segment.

†     Average staff numbers of the discontinued UK and Europe operations are for the period up to the demerger in October 2019.

Schedule of costs of employment

	2019 $m			2018 $m			2017 $m
			Group			Group			Group
	Continuing	Discontinued	total	Continuing	Discontinued	total	Continuing	Discontinued	total
Wages and salaries	1,435	573	2,008	1,517	694	2,211	1,557	730	2,287
Social security costs	53	68	121	71	84	155	73	93	166
Defined benefit schemes*	(91)	(5)	(96)	7	(46)	(39)	(23)	19	(4)
Defined contribution schemes	69	41	110	77	50	127	67	43	110
Total Group†	1,466	677	2,143	1,672	782	2,454	1,674	885	2,559
*

The charge (credit) incorporated the effect of actuarial gains and losses. Post-demerger of the UK and Europe operations, the Group's defined benefit schemes costs are expected to be negligible. See note C9.

†     Total costs of employment in the table above include the costs of employment of the discontinued UK and Europe operations up to the demerger in October 2019.

Schedule of movement in outstanding options and awards

	Options outstanding under SAYE						Awards outstanding under
	schemes						incentive plans
	2019		2018		2017		2019	2018	2017
		Weighted		Weighted		Weighted
		average		average		average
	Number	exercise	Number	exercise	Number	exercise	Number
	of options	price	of options	price	of options	price	of awards
	millions	£	millions	£	millions	£	millions
Balance at beginning of year:	4.9	12.10	6.4	11.74	7.1	10.74	32.8	33.6	30.2
Granted	0.6	11.13	0.3	13.94	1.4	14.55	13.4	10.7	12.7
Modification	0.3	11.95	—	—	—	—	4.3	—	—
Exercised	(1.7)	10.87	(1.4)	10.85	(1.7)	10.07	(9.8)	(8.7)	(7.3)
Forfeited	—	12.87	(0.1)	12.25	(0.1)	10.83	(2.5)	(2.6)	(1.3)
Cancelled	(0.1)	12.82	(0.2)	12.43	(0.2)	11.19	(0.7)	—	(0.1)
Lapsed/Expired	(0.1)	12.93	(0.1)	12.60	(0.1)	10.86	(1.0)	(0.2)	(0.6)
M&G plc awards derecognised on demerger	(0.1)	13.37	—	—	—	—	(3.5)	—	—
Balance at end of year	3.8	12.38	4.9	12.10	6.4	11.74	33.0	32.8	33.6
Options immediately exercisable at end of year	0.9	11.33	0.8	10.37	0.4	11.06

Summary of the range of exercise prices for options outstanding

	Outstanding									Exercisable
				Weighted average
	Number			remaining			Weighted average			Number			Weighted average
	outstanding			contractual life			exercise			exercisable			exercise
	(millions)			(years)*			prices £			(millions)			prices £
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Between £6 and £7	—	—	—	—	—	0.4	—	—	6.29	—	—	—	—	—	6.29
Between £9 and £10	—	0.3	0.5	—	0.4	1.4	—	9.01	9.01	—	0.3	—	—	9.01	—
Between £11 and £12	2.4	3.0	4.5	2.0	1.6	2.2	11.19	11.19	11.21	0.9	0.5	0.4	11.33	11.11	11.55
Between £13 and £14	0.3	0.3	—	3.2	4.1	—	13.94	13.94	—	—	—	—	—	—	—
Between £14 and £15	1.1	1.3	1.4	2.0	2.6	3.9	14.55	14.55	14.55	—	—	—	—	—	—
Weighted average	3.8	4.9	6.4	2.1	2.1	2.5	12.38	12.10	11.74	0.9	0.8	0.4	11.33	10.37	11.06
*	The years shown above for weighted average remaining contractual life include the time period from end of vesting period to expiration of contract.

Schedule of assumptions used to estimate fair value amounts on date of grant relating to all options and awards

	2019				2018			2017
	SAYE options
		Granted in	Granted in
	Prudential	October	November	Other	Prudential	SAYE	Other	Prudential	SAYE	Other
	LTIP (TSR)	2019	2019	awards	LTIP (TSR)	options	awards	LTIP (TSR)	options	awards
Dividend yield (%)	—	3.66	2.10	—	—	2.52	—	—	2.85	—
Expected volatility (%)	22.14	25.58	23.92	—	24.03	21.09	—	23.17	20.15	—
Risk-free interest rate (%)	0.97	0.31	1.60	—	1.19	0.97	—	0.62	0.56	—
Expected option life (years)	—	3.96	3.47	—	—	3.94	—	—	3.49	—
Weighted average exercise price (£)	—	11.12	11.18	—	—	13.94	—	—	14.55	—
Weighted average share price at grant date (£)	16.07	13.94	13.77	—	17.46	16.64	—	16.80	17.74	—
Weighted average fair value at grant date (£)	6.32	2.90	3.35	15.39	6.64	3.29	17.04	8.30	3.29	16.12

Schedule of key management remuneration

	2019 $m	2018 $m	2017 $m
Salaries and short-term benefits	25.2	22.0	23.0
Post-employment benefits	1.5	2.0	2.0
Share-based payments	13.1	19.0	18.0
	39.8	43.0	43.0

Schedule of fees payable to the auditor

	2019 $m	2018 $m	2017 $m
Fees payable to the Company’s auditor for the audit of the Company’s annual accounts	2.2	2.8	2.7
Fees payable to the Company’s auditor and its associates for other services:
Audit of subsidiaries pursuant to legislation	9.5	12.3	10.7
Audit-related assurance services *	5.7	6.3	5.5
Other assurance services	5.7	1.5	1.9
Services relating to corporate finance transactions	7.3	0.3	0.5
All other services	—	1.2	0.9
Total fees paid to the auditor	30.4	24.4	22.2

Analysed into:
Fees payable to the auditor attributable to the continuing operations:
Non-audit services associated with the demerger of the UK and Europe operations†	11.7	1.0	—
Other audit and non-audit services	15.3	15.1	14.6
	27.0	16.1	14.6
Fees payable to the auditor attributable to the discontinued UK and Europe operations	3.4	8.3	7.6
	30.4	24.4	22.2
*	Of the audit-related assurance service fees of $5.7 million in 2019 (2018: $6.3 million), $1.1 million relates to services that are required by law.

†Of the $11.7 million one-off non-audit services fees in 2019 associated with the demerger of the UK and Europe operations, $4.4 million was for other assurance services and $7.3 million was for services relating to corporate finance transactions. In 2018, the $1.0 million was for all other services associated with the preparation for the demerger.